DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Balance at Beginning	$ 1,049,929	$ 158,244
Effects of foreign currency exchange rate changes	(281,068)	(42,796)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	(2,462,355)	392,500
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	3,410,653	1,082,567
Change in fair value included in statements of operations	(666,977)	(540,586)
Balance at Ending	$ 1,050,182	$ 1,049,929